Leases (Details) - Schedule of Other Supplemental Information of Operating Lease	Jun. 30, 2023
Schedule of Other Supplemental Information of Operating Lease [Abstract]
Weighted average discount rate	6.58%
Weighted average remaining lease term (years)	5 years 11 months 1 day